Deferred revenue	12 Months Ended
Mar. 31, 2021
Deferred revenue
Deferred revenue
13	Deferred revenue

(a)	Deferred revenue consists of the following:

		March 31,
	Note	2020	2021	2021
		RMB	RMB	US$

Payments made by customers prior to completion of cord blood processing services	(i)	99,506	124,346	18,979
Unearned storage fees	(b)	2,593,007	2,717,919	414,836
Total current and non-current deferred revenue	(ii)	2,692,513	2,842,265	433,815

Representing:
Current portion		402,751	449,359	68,586
Non-current portion		2,289,762	2,392,906	365,229
Total current and non-current deferred revenue		2,692,513	2,842,265	433,815

Notes:

(i)	The balance of payments made by customers prior to completion of cord blood processing services represented payments received from customers during the year upon the signing of the Agreement but before the performance obligation for processing services is satisfied and before the commencement of storage. Of the balance of RMB99,506 as of March 31, 2020, RMB61,332 (US$9,361) was recognized as revenues for the year ended March 31, 2021 and RMB38,174 (US$5,826) from prior year’s balance was reclassified as unearned storage fees which was included in the increase in unearned storage fees during the year in the analysis disclosed in Note 13(b).
(ii)	Of the total balances of current and non-current deferred revenue, the Group expected to recognize RMB325,013 (US$49,607) in fiscal year 2022, RMB206,851 (US$31,572) in fiscal year 2023, RMB206,950 (US$31,587) in fiscal year 2024, and RMB1,979,105 (US$302,070) in the fiscal year 2025 and thereafter, upon the completion of the Group’s performance obligations on related processing and storage services.

(b)	An analysis of unearned storage fees is as follows:

	Year ended March 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Balance at beginning of year	2,112,195	2,384,676	2,593,007	395,770
Deferred revenue arose during the year	658,262	660,001	617,796	94,295
Credited to income
- From prior year’s balance	(238,181)	(276,234)	(303,245)	(46,284)
- From deferred revenue arose during the year	(147,600)	(175,436)	(189,639)	(28,945)
Balance at end of year	2,384,676	2,593,007	2,717,919	414,836